Investment Strategy - RBC BlueBay Credit Opportunities Fund	Apr. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in credit and credit-related instruments. These credit-related instruments include corporate bonds, bank loans, asset-backed securities, mortgage-backed securities, collateralized loan obligations (“CLOs”), other debt instruments, and securities received as a result of a corporate action relating to such instruments. For the purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund will invest primarily in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non‑investment grade (high yield/junk bond), and are considered by the Fund to have the potential to provide a high level of total return.
Non‑investment grade securities are securities rated Ba1 or BB+ or below by Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings (“S&P”), respectively; a similar rating from a recognized rating agency; or unrated securities deemed comparable by the Fund.
The Fund will primarily be invested in securities denominated in U.S. dollars (“USD”) and, to a lesser extent, other currencies.
The Fund will utilize derivative instruments (e.g., credit-linked notes, interest rate swaps, total return swaps, and credit default swaps). Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate, or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through the creation of long and short positions to hedge various investments, for investment purposes, for risk management, and/or in a manner intended to increase income or gain to the Fund.
The Adviser incorporates material environmental, social, and governance (“ESG”) factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Adviser.